Note 19 - Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2020	2019	2018
Expected dividends	1.56%	1.60%	1.22%
Expected term (in years)	7.38	7.14	9.35
Expected stock price volatility	31%	25%	24%
Risk-free rate	0.52%	1.90%	2.83%

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	2020		2019		2018
		Weighted Average		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	273,039	$41.19	277,820	$40.11	285,780	$39.31
Granted	43,833	55.72	17,833	51.16	21,666	46.59
Exercised	(24,881)	37.84	(22,614)	35.78	(22,460)	37.07
Forfeited or expired	(7,400)	41.70	—	—	(7,166)	37.53
Outstanding at end of year	284,591	$43.71	273,039	$41.19	277,820	$40.11
Options and cash-settled SARs exercisable at year end	151,695	$40.89	122,932	$40.19	94,951	$39.14

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/20	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Number Outstanding at 12/31/20	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)
$29.81 - $44.75	205,692	$40.26	4.96	141,195	$40.34	4.64
$46.00 - $69.00	78,899	$52.68	8.67	10,500	$48.32	7.53
	284,591			151,695
Aggregate intrinsic value (in thousands)	$4,281			$2,709